N-2 - USD ($)		5 Months Ended	6 Months Ended
		Mar. 31, 2023	Sep. 30, 2023
Cover [Abstract]
Entity Central Index Key			0001918767
Amendment Flag			false
Document Type			N-CSRS
Entity Registrant Name			Constitution Capital Access Fund, LLC
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Adviser to the Fund. Pursuant to the Investment Management Agreement, the Fund pays the Adviser a monthly Investment Management Fee equal to 1/12th of 1.50% (1.50% on an annualized basis) of the greater of (i) the Fund’s NAV as the beginning of the month and (ii) the Fund’s NAV as the beginning of the month less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment.

The Investment Management Fee is paid to the Adviser out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. The Investment Management Fee will be computed as of the last day of each month and will be due and payable in arrears within fifteen business days after the end of the month.

For the six months ended September 30, 2023, the Fund incurred $5,132,184 in Investment Management Fees. Since January 1, 2023, the Adviser has agreed to voluntarily waive 50.00% of the Investment Management Fee. Under the terms of that waiver, the Adviser voluntarily waived $2,566,092 of the Investment Management Fee during the six months ended September 30, 2023.

In addition, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an amount (the “Incentive Fee”) equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For the six months ended September 30, 2023, the Fund incurred $4,375,729 in Incentive Fees. Currently, the Adviser has agreed to waive 100% of the Incentive Fee. Under the terms of this waiver, the Adviser voluntarily waived $4,375,729 of the Incentive Fee during the six months ended September 30, 2023.

The Adviser has entered into an Expense Limitation Agreement with the Fund, whereby, for at least one-year from commencement of operations, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, the Incentive Fee, and any acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.95%, 2.25% and 2.50% of the average daily net assets of Class A Shares, Class I Shares and Class D Shares, respectively (the “Expense Limit”). Because taxes, leverage interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, the Incentive Fee, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.95%, 2.25% and 2.50% for the Class A Shares, Class I Shares and Class D Shares, respectively. The Expense Limitation Agreement automatically renews for consecutive one-year terms unless terminated by the Fund or Adviser. For a period not to exceed three years from the date on which a Waiver is made, the Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. Any recoupment would be limited to the lesser of (1) the expense limitation in effect at the time of waiver, or (2) the expense limitation in effect at the time of recoupment. For the six-months ended September 30, 2023, the total amount of waived fees that are subject to recoupment are $0.

In consideration of the services rendered by each Independent Manager of the Board, the Fund has agreed to compensate each Independent Manager with an annual retainer fee of $50,000. In addition, the Fund reimburses the expenses of the Independent Managers in connection with their services as Managers. Board fees and expenses incurred for the six months ended September 30, 2023 totaled $125,000 and are included in the Consolidated Statement of Operations. The Managers do not receive any pension or retirement benefits from the Fund.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period November 1, 2022* through March 31, 2023
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.61	$10.09
Activity from investment operations:
Net investment loss[1]	(0.06)	0.01
Net realized and unrealized gain/(loss) on investments	0.55	0.51
Total from investment operations	0.49	0.52

Net Asset Value per share, end of period	$11.10	$10.61

Net Assets, end of year	$25,927	$11

Ratios to average shareholders’ equity:
Net investment loss[2,3]	(2.62)%	(1.38)%

Gross expenses before voluntary waivers[4]	3.89%	3.23%
Voluntary waivers of Investment management fees and Incentive fees	(1.56)%	(1.71)%
Net expenses[8]	2.33%	1.52%

Total Return[5]	4.63%[6]	5.19%[6]

Portfolio turnover rate	0%[6]	0%[6]

Senior Securities
Total borrowings (000s)	$54,703	$37,200
Asset coverage per $1,000 unit of senior indebtedness[7]	$12,362	$17,014

*     Commencement of offering of Class D shares.

[1]    Per share data is computed using the average shares method.

[2]    Net investment loss and net expense have been annualized, except for any non-recurring expenses.

[3]    Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[4]    Expense ratios have been annualized, except for any non-recurring expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.72% and 0.51% for the six months ended September 30, 2023 and the period ended March 31, 2023, respectively. Expenses do not include expenses from underlying funds in which the Fund invests.

[5] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[6] Not annualized.

[7] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

8      If interest expenses had been excluded, the expense ratios would have been decreased by 0.64% and 0.62% for the six months ended September 30, 2023 and the period ended March 31, 2023, respectively.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period October 1, 2022* through March 31, 2023
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.61	$10.00
Activity from investment operations:
Net investment loss[1]	(0.04)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.54	0.63
Total from investment operations	0.50	0.61

Net Asset Value per share, end of period	$11.11	$10.61

Net Assets, end of year	$621,529,685	$595,739,269

Ratios to average shareholders’ equity:
Net investment loss[2,3]	(2.33)%	(2.10)%

Gross expenses before voluntary waivers[4]	3.61%	3.64%
Voluntary waivers of Investment management fees and Incentive fees	(1.57)%	(1.88)%
Net expenses[8]	2.04%	1.76%

Total Return[5]	4.73%[6]	6.10%[6]

Portfolio turnover rate	0%[6]	0%[6]

Senior Securities
Total borrowings (000s)	$54,703	$37,200
Asset coverage per $1,000 unit of senior indebtedness[7]	$12,362	$17,014

*    The Fund commenced operations on October 1, 2022 following reorganization of U/C Seed Partnership Fund, L.P. which was effective as of close of business on September 30, 2022, see Note 1 in the accompanying notes to consolidated financial statements.

[1]    Per share data is computed using the average shares method.

[2]    Net investment loss and net expense have been annualized, except for any non-recurring expenses.

[3]    Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[4]    Expense ratios have been annualized, except for any non-recurring expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.72% and 0.59% for the six months ended September 30, 2023 and the period ended March 31, 2023, respectively. Expenses do not include expenses from underlying funds in which the Fund invests.

[5] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[6] Not annualized.

[7] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

8      If interest expenses had been excluded, the expense ratios would have been decreased by 0.64% and 0.65% for the six months ended September 30, 2023 and the period ended March 31, 2023, respectively.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Constitution Capital Access Fund, LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified closed-end management investment company. Constitution Capital PM, LP serves as the investment adviser (the “Adviser”) of the Fund. The Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware limited liability company on March 3, 2022 and commenced operations on October 1, 2022.

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the U/C Seed Partnership Fund, L.P. (the “Predecessor Fund”), reorganized and transferred substantially all its portfolio securities into the Fund with a transfer value policy election to use fair market value as opening cost for a non-taxable transaction.

The Fund’s investment objective is to generate long-term capital appreciation. The Fund seeks its investment objective by investing in a broad portfolio of investments in private assets (collectively, “Private Assets”) that the Adviser believes provide attractive risk-adjusted return potential. The Fund’s investments will include (i) direct investments (i.e. positions in the equity or debt of operating companies) (“Direct Equity Investments” or “Direct Credit Investments,” respectively, and together, “Direct Investments”); (ii) secondary purchases (i.e. purchases of existing interests that are acquired on the secondary market) (“Secondary Investments”) of closed-end private funds (“Investment Funds”) managed by third-party managers (“Portfolio Fund Managers”); (iii) primary investments (i.e. commitments to new private equity or other private funds) (“Primary Investments”); (iv) direct or secondary purchases of liquid credit instruments; (v) other liquid investments (i.e. strategies with a higher liquidity profile than direct investments or investments in funds, including listed private equity); and (vi) short-term investments (together, “Short-term Investments”).

The Fund offers three separate classes of shares of beneficial interest (“Shares”) designated as Class A Shares, Class D Shares and Class I Shares. Each class of Shares will have differing characteristics, particularly in terms of the sales charges that Shareholders in that class may bear, and the distribution and service fees that each class may be charged. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Risk Factors [Table Text Block]	Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Direct Investments and Investment Funds. Typically, Direct Investments and Investment Funds are illiquid securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of Direct Investments and Investment Funds in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private securities. Investments in private securities are illiquid and can be subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. As a consequence of the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Shares provide limited liquidity. It is currently intended that Shareholders will be able to redeem Shares only through quarterly offers by the Fund to purchase a limited number of Shares. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

The Fund, either directly through Direct Investments or indirectly through Investment Funds, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s portfolio investments.

Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; and (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an underlying fund or portfolio company’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an underlying fund or portfolio company holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or an underlying fund or portfolio company may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s or an underlying fund’s or portfolio company’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of an underlying fund, or a portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, the underlying fund and/or its portfolio companies may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Class A Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 37,200	$ 54,703
Senior Securities Average Market Value per Unit	[1]	$ 17,014	$ 12,362
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 37,200	$ 54,703
Senior Securities Average Market Value per Unit	[1]	$ 17,014	$ 12,362

[1]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.